Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leases
8. Leases
Leases (Topic 842) and subsequently issued amendments require a lessee to recognize leases with a term greater than 12 months on the consolidated balance sheets. The Company elected the package of transition practical expedients available for expired or existing contracts, which allowed the Company to carryforward the historical assessments of (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. Also, for leases with a term greater than 12 months, the Company records the related right-of-use
asset and lease liability at the present value of lease payments over the lease term. The Company does not separate lease and non-lease
components of contracts for real estate property leases.
The Company leases real estate property under operating leases. The Company also leases networking equipment under arrangements with certain providers of IT infrastructure services which were accounted as finance leases or short-term operating leases.
The Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company estimates its incremental borrowing rate to discount the lease payments based on information available at lease commencement. The Company determines its incremental borrowing rate based on the rate of interest it would have to pay to borrow on a collateralized basis with an equal lease payment amount, over a similar term, and in a similar economic environment.
Operating Leases
—The Company leases real estate property at approximately 20 locations. These leases are classified as operating leases. As of December 31, 2020, the remaining lease terms varied from 12 months to 9.2 years. For certain leases the Company has an option to extend the lease term for periods varying from 2 to 5 years. These renewal options are not considered in the remaining lease term unless it is reasonably certain that the Company will exercise such options. For leases with an initial term greater than 12 months, the Company has recorded a right-of-use
asset and lease liability representing the fixed component of the lease payments.
The Company leases networking equipment from several vendors under month-to-month
lease arrangements with renewal options. The renewal options are included in the lease term because it is reasonably certain that the Company will exercise such options. For one of the vendors the lease term is 12 months, and such leases are classified as short-term leases.
Further, the Company leases networking equipment colocation space from one of its vendors located in two sectors. For one of the sectors the lease term is less than 12 months, and such leases are classified as short-term leases.
The table below presents the operating lease-related assets and liabilities (in thousands):

	Year Ended December 31,
	2019	2020	Balance Sheet Classification
Operating lease right-of-use assets	$14,895	$84,336	Operating lease right-of-use assets
Current operating lease liabilities	$2,510	$22,206	Operating lease liabilities
Non-current operating lease liabilities	$12,745	$71,755	Operating lease liabilities, non-current
Weighted-average remaining term (years)	5.0	3.7
Weighted-average discount rate	6.0%	4.7%
The table below presents certain information related to the lease costs for operating leases which are allocated to cost of revenue, sales and marketing, research and development, and general and administrative expenses (in thousands):

	Year Ended December 31,
	2018	2019	2020
Operating lease cost	$2,784	$3,520	$17,372
Short-term lease cost	3,559	3,231	8,196
Variable lease cost	276	479	2,147

Total lease cost	$6,619	$7,230	$27,715

Cash paid for amounts included in the measurement of operating lease liabilities was $3.2 million and $23.8 million for the years ended December 31, 2019 and 2020, respectively. Right-of-use assets acquired under operating leases was $7.4 million and $10.8 million for the years ended December 31, 2019 and 2020, respectively.
Networking equipment finance leases
—Leases from networking equipment vendors have a term of
32-
36 months and are classified as finance leases. The Company has recorded a right-of-use
asset and lease liability representing the fixed component of the lease payments.
The table below presents the finance lease-related assets and liabilities (in thousands):

	Year Ended December 31,
	2019	2020	Balance Sheet Classification
Finance lease right-of-use assets	$2,343	$5,067	Property and equipment, net
Current finance lease liabilities	$1,387	$2,821	Accrued liabilities
Non-current finance lease liabilities	$940	$2,340	Other non-current liabilities
Weighted-average remaining term (years)	0.49	0.61
Weighted-average discount rate	6.0%	6.0%
The Company recognized depreciation expenses related to finance lease of networking equipment of $5.7 million, $5.5 million and $8.4 million for the years ended December 31, 2018, 2019 and 2020, respectively. The Company recognized interest expenses related to finance lease of networking equipment of $0.4 million, $0.2 million, and $0.3 million for the years ended December 31, 2018, 2019 and 2020, respectively.
Cash paid for amounts included in the measurement of finance lease liabilities was $5.9 million and $9.7 million for the years ended December 31, 2019 and 2020, respectively.
One of the Company’s 2020 acquired companies entered into a sublease agreement in 2017. This agreement
is with unrelated third party to occupy approximately 104,852 square feet of the Company’s research and office space. We recorded rent expense on a straight-line basis for the lease, net of sublease income. For the year ended December 31, 2020, we have the following operating sublease information (in thousands):

Year Ended December 31, 2020
Fixed sublease expense	$5,769
Variable sublease expense	836
Sublease income	(5,678)
Variable sublease income	(836)

Net Loss	$91

Undiscounted cash flow
—The tables below reconcile the undiscounted cash flows for each of the first five years and total of the remaining years to the operating and finance lease liabilities recorded in the consolidated balance sheets under ASC 842 (in thousands):

	As of December 31, 2020
	Operating Leases	Networking Equipment Finance Leases	Total
2021	$26,123	$3,581	$29,704
2022	17,874	2,015	19,889
2023	12,279	596	12,875
2024	12,288	—	12,288
2025	12,601	—	12,601
Thereafter	29,783	—	29,783

Total lease payments	110,948	6,192	117,140
Less: amount representing interest	16,987	1,031	18,018

Present value of future lease payments	93,961	5,161	99,122
Less: current obligations under leases	22,206	2,821	25,027

Non-current lease obligations	$71,755	$2,340	$74,095

In addition, the Company will receive $9.4 million and $4.8 million of sublease income from one of its real estate leases in 2021 and 2022 respectively.
As of December 31, 2020, we did not have any additional significant lease that had not yet commenced.